Exhibit 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES, 2012-B SERIES
Monthly Servicer's Statement
for the month ended November 30, 2012

Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	10.66%
From	01-Nov-12	15-Nov-12	17-Dec-12	Floating Allocation Percentage at Month-End	90.26%
To	30-Nov-12	17-Dec-12
Days	30

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2012-B balances were:		Payment Date	Period	Period
		5/15/2014	11/1/2013	No
Notes	$250,000,000.00

Principal Amount of Debt	250,000,000.00
Required Overcollateralization	$64,475,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$867,751.60
Series Nominal Liquidation Amount	315,342,751.60

Required Participation Amount	$315,342,751.60		Accumulation Account
Excess Receivables	$31,054,325.51		Beginning	-

Total Collateral	$346,397,077.11		Additions	-
			Ending Balance	-
Collateral as Percent of Notes	138.56%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		Days	32
	Total Pool		LIBOR	0.208000%
Beginning Gross Principal Pool Balance	$3,728,358,626.36		Applicable Margin	0.350000%
Total Principal Collections	$(1,471,024,130.94)			0.558000%
Investment in New Receivables	$1,462,701,828.79
Receivables Added for Additional Accounts	$0.00			Actual	Per $1000
Repurchases	$0.00		Interest	124,000.00	0.12
Principal Default Amounts	$0.00		Principal	-	$0.00
Principal Reallocation	$0.00		Unused Fee	$0.00	$0.00
New Series Issued During Collection Period	$0.00				0.12
Less Net CMA Offset	$(466,707,385.73)
Less Servicing Adjustment	$(3,825,400.89)		Total Due Investors	124,000.00	0.558000%
Ending Balance	$3,249,503,537.59		Servicing Fee	$262,062.50
			Excess Cash Flow	379,494.29
SAP for Next Period	10.66%

Average Receivable Balance	$3,258,582,620.33
Monthly Payment Rate	45.14%		Reserve Account

Interest Collections			Required Balance	$1,875,000.00
During the past collection period, the following activity occurred:			Current Balance	$1,875,000.00
			Deficit/(Excess)	$-
	NMOTR
	Total Pool
Total Interest Collections	$7,956,551.48
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$7,956,551.48